Line of Credit (Narrative) (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2017	Dec. 21, 2016	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Interest paid, capitalized or accrued			$ 27,000	$ 249,000	$ 30,000	$ 43,000
Write off of deferred debt issuance costs				$ 158
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing capacity description				provides for up to a maximum amount of $5 million based on a borrowing base equivalent of 85% of eligible accounts receivable plus the lesser of $2 million or 50% of eligible inventory	provides for up to a maximum amount of $5 million based on a borrowing base equivalent of 85% of eligible accounts receivable plus the lesser of $2 million or 50% of eligible inventory
Maximum borrowing capacity		$ 5,000,000
Borrowing base equivalent of eligible accounts receivable, percentage		85.00%
Minimum interest rate		6.50%
Monthly interest payment		$ 2,000
Monthly administrative fee		$ 1,000
Annual facility fee on maximum amount borrowable		1.00%
Automatic renewal date		Dec. 31, 2019
Automatic renewal term		1 year
Debt issuance costs		$ 228,000
Minimum net worth required			13,000,000	$ 13,000,000
Minimum working capital required			4,000,000	4,000,000
Remaining borrowing capacity			3,700,000	3,700,000	$ 2,000,000
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Borrowing base equivalent of eligible inventory		$ 2,000,000
Borrowing base equivalent of eligible inventory, percentage		50.00%
Revolving Credit Facility [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate		3.00%
Unsecured Financing Arrangement With Largest Investor [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 3,700,000	$ 3,700,000
Expiration date	Jun. 30, 2020
Amount of equity financing required by financing arrangement to be raised	$ 5,000,000
Equity financing to be raised arrangement, expiration date				May 24, 2017
Unsecured Financing Arrangement With Largest Investor [Member] | Working Capital Purposes [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,000,000
Expiration date	Jun. 30, 2018
Unsecured Financing Arrangement With Largest Investor [Member] | Availability Should Current Lender Not Provide Under Normal Terms and Conditions [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 3,000,000
Stillwater Trust LLC [Member] | eMagin Corporation [Member]
Line of Credit Facility [Line Items]
Equity method, ownership percentage			46.00%	46.00%	46.00%